Loss per share (Details Narrative) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Loss per share (Details)
Antidilutive securitiese excluded from computation of earnings per share amount	77,571,531	63,685,327